FAIR VALUE MEASUREMENTS - Narrative (Q2) (Details)	Jun. 30, 2021 shares
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	325,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	11,500,000